Investment Objectives and Goals	Jun. 04, 2026
PaPacer US Small Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Small Cap Cash Cows Growth Leaders ETF